Federal Income Tax Status	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Tax Status [Line Items]
Federal Income Tax Status

7. Federal Income Tax Status

The Plan is maintained through the adoption of a pre-approved plan that has received an opinion letter from the IRS dated June 30, 2020, stating that the form of the plan is qualified under Section 401(a) of the Code and therefore, the related trust is tax-exempt. The Plan administrator has determined that it is eligible to, and chose to, rely on the current IRS opinion letter with respect to the qualified status of the Plan. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The Plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan is qualified and the related trust is tax-exempt.

U.S. GAAP requires Plan management to evaluate and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. While the Plan may be subject to routine audits of taxing jurisdictions, there are currently no audits for any tax periods in progress.